Related party balances and transactions (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Due from discontinued operations		$ 17,632,181	$ 17,632,181
Allowance for credit losses		(17,632,181)
Due from discontinued operations, net